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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier           New York, New York               August 13, 2012
------------------          ------------------              -----------------
   [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                            ----------

Form 13F Information Table Entry Total:                             35
                                                            ----------

Form 13F Information Table Value Total:                       $216,636
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                      Para Advisors, LLC.
                                                   Form 13F Information Table
                                                   Quarter ended June 30, 2012




        COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6  COLUMN 7     COLUMN 8
                                                             VALUE    SHRS or  SH/  PUT/  INV  OTHR     VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN  CALL  DIS  MNGRS  SOLE    SHARED  NONE
----------------------------  ----------------  ---------  ---------  -------  ---  ----  ---- ----- -------  ------  ----
AMERICAN INTL GROUP INC       COM NEW           026874784  $  3,209   100,000  SH         SOLE       100,000
AMERICAN RLTY CAP TR INC      COM               02917L101  $  2,184   200,000  SH         SOLE       200,000
AMYLIN PHARMACEUTICALS INC    COM               032346108  $  6,130   200,000  SH         SOLE       200,000
APPLE INC                     COM               037833100  $  5,840    10,000  SH         SOLE        10,000
BMC SOFTWARE INC              COM               055921100  $  2,134    50,000  SH         SOLE        50,000
CBRE GROUP INC                CL A              12504L109  $  2,454   150,000  SH         SOLE       150,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  $  4,048    50,000  SH         SOLE        50,000
EV ENERGY PARTNERS LP         COM UNITS         26926V107  $  2,523    50,000  SH         SOLE        50,000
EXPRESS SCRIPTS INC           COM               302182100  $  5,583   100,000  SH         SOLE       100,000
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302  $  2,567   100,000  SH         SOLE       100,000
GOODRICH CORP                 COM               382388106  $ 10,025    79,000  SH         SOLE        79,000
HERBALIFE LTD                 COM USD SHS       G4412G101  $  3,625    75,000  SH         SOLE        75,000
HERBALIFE LTD                 COM USD SHS       G4412G101  $  2,417    50,000  SH   PUT   SOLE        50,000
HERTZ GLOBAL HOLDINGS INC     COM               42805T105  $  1,920   150,000  SH         SOLE       150,000
HESS CORP                     COM               42809H107  $  6,518   150,000  SH         SOLE       150,000
HUMAN GENOME SCIENCES INC     COM               444903108  $  1,970   150,000  SH         SOLE       150,000
IVANHOE MINES LTD             COM               46579N103  $    726    75,000  SH         SOLE        75,000
IVANHOE MINES LTD             RIGHT 07/19/2012  46579N152  $     69    75,000  SH         SOLE        75,000
KKR FINANCIAL HLDGS LLC       COM               48248A306  $  2,982   350,000  SH         SOLE       350,000
LIBERTY MEDIA CORPORATION     LIB CAP COM A     530322106  $  5,275    60,000  SH         SOLE        60,000
LINCARE HLDGS INC             COM               532791100  $  2,552    75,000  SH         SOLE        75,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  $  5,034   125,000  SH         SOLE       125,000
MOSAIC CO NEW                 COM               61945C103  $  5,476   100,000  SH         SOLE       100,000
NAVISTAR INTL CORP NEW        COM               63934E108  $  2,128    75,000  SH         SOLE        75,000
OAKTREE CAP GROUP LLC         UNIT 99/99/9999   674001201  $  2,651    75,000  SH         SOLE        75,000
QUANTA SVCS INC               COM               74762E102  $  3,611   150,000  SH         SOLE       150,000
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N    780097770  $  1,294    75,000  SH         SOLE        75,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M     780097796  $  1,314    75,000  SH         SOLE        75,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739  $  3,103   175,000  SH         SOLE       175,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  $102,079   750,000  SH   PUT   SOLE       750,000
SEALED AIR CORP NEW           COM               81211K100  $  2,316   150,000  SH         SOLE       150,000
SEMGROUP CORP                 CL A              81663A105  $  3,193   100,000  SH         SOLE       100,000
TE CONNECTIVITY LTD           REG SHS           H84989104  $  3,191   100,000  SH         SOLE       100,000
VIACOM INC NEW                CL B              92553P201  $  4,702   100,000  SH         SOLE       100,000
WARNER CHILCOTT PLC IRELAND   SHS A             G94368100  $  1,793   100,000  SH         SOLE       100,000

                                                Total      $216,636